Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases	Leases
The determination of whether an arrangement is, or contains, a lease is performed at the inception of the arrangement. Classification and initial measurement of the right-of-use asset and lease liability are determined at the lease commencement date. The Company elected the short-term lease measurement and recognition exemption; therefore, leases with an initial term of 12 months or less are not recorded on the balance sheet.
Finance leases are generally those that allow us to substantially utilize or pay for the entire asset over its estimated useful life. Finance lease assets are recorded in Property, plant and equipment, net, and finance lease liabilities within Other accrued liabilities and Other liabilities on our Consolidated Balance Sheets. Finance lease assets are amortized in operating expenses on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term, with the interest component for lease liabilities included in interest expense and recognized using the effective interest method over the lease term.
Operating leases are recorded in Other assets and Operating lease liabilities, current and non-current on our Consolidated Balance Sheets. Operating lease assets are amortized on a straight-line basis in operating expenses over the lease term.
Our lease liabilities are recognized based on the present value of the remaining fixed lease payments, over the lease term, using a discount rate of similarly secured borrowings available to the Company. For the purpose of lease liability measurement, we consider only payments that are fixed and determinable at the time of commencement. Any variable payments that depend on an index or rate are expensed as incurred. We account for non-lease components, such as common area maintenance, as a component of the lease, and include it in the initial measurement of our lease assets and corresponding liabilities. Our lease terms and conditions may include options to extend or terminate. An option is recognized when it is reasonably certain that we will exercise that option.
Our lease assets also include any lease payments made, and exclude any lease incentives received prior to commencement. Our lease assets are tested for impairment in the same manner as long-lived assets used in operations.
The following table presents lease costs, which include leases for arrangements with an initial term of more than 12 months, lease term, and discount rates ($000):

Year Ended June 30,	2025	2024	2023
Finance lease cost
Amortization of right-of-use assets	$1,528	$1,667	$1,667
Interest on lease liabilities	947	1,040	1,124
Total finance lease cost	2,475	2,707	2,791
Operating lease cost	59,213	52,909	53,127
Total lease cost	$61,688	$55,616	$55,918

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$947	$1,040	$1,124
Operating cash flows from operating leases	58,117	50,672	50,503
Financing cash flows from finance leases	1,749	1,584	1,430

Assets obtained in exchange for lease liabilities
Right-of-use assets obtained in acquisitions	$—	$—	$56,315
Right-of-use assets obtained in exchange for new operating lease liabilities	51,357	64,385	27,720
Total assets obtained in exchange for new operating lease liabilities	$51,357	$64,385	$84,035

Weighted-average remaining lease term (in years)
Finance leases	6.5	7.5	8.5
Operating leases	6.2	6.6	6.9

Weighted-average discount rate
Finance leases	5.6%	5.6%	5.6%
Operating leases	6.9%	6.8%	5.5%
The following table presents future minimum lease payments, which includes leases for arrangements with an initial term of more than 12 months ($000):

Future Years	Operating Leases	Finance Leases	Total
Year 1	$57,830	$2,771	$60,601
Year 2	47,261	2,847	50,108
Year 3	34,712	2,925	37,637
Year 4	32,103	3,006	35,109
Year 5	21,712	3,088	24,800
Thereafter	69,092	4,669	73,761
Total minimum lease payments	$262,710	$19,306	$282,016
Less: amounts representing interest	55,973	3,172	59,145
Present value of total lease liabilities	$206,737	$16,134	$222,871

Leases	Leases
The determination of whether an arrangement is, or contains, a lease is performed at the inception of the arrangement. Classification and initial measurement of the right-of-use asset and lease liability are determined at the lease commencement date. The Company elected the short-term lease measurement and recognition exemption; therefore, leases with an initial term of 12 months or less are not recorded on the balance sheet.
Finance leases are generally those that allow us to substantially utilize or pay for the entire asset over its estimated useful life. Finance lease assets are recorded in Property, plant and equipment, net, and finance lease liabilities within Other accrued liabilities and Other liabilities on our Consolidated Balance Sheets. Finance lease assets are amortized in operating expenses on a straight-line basis over the shorter of the estimated useful lives of the assets or the lease term, with the interest component for lease liabilities included in interest expense and recognized using the effective interest method over the lease term.
Operating leases are recorded in Other assets and Operating lease liabilities, current and non-current on our Consolidated Balance Sheets. Operating lease assets are amortized on a straight-line basis in operating expenses over the lease term.
Our lease liabilities are recognized based on the present value of the remaining fixed lease payments, over the lease term, using a discount rate of similarly secured borrowings available to the Company. For the purpose of lease liability measurement, we consider only payments that are fixed and determinable at the time of commencement. Any variable payments that depend on an index or rate are expensed as incurred. We account for non-lease components, such as common area maintenance, as a component of the lease, and include it in the initial measurement of our lease assets and corresponding liabilities. Our lease terms and conditions may include options to extend or terminate. An option is recognized when it is reasonably certain that we will exercise that option.
Our lease assets also include any lease payments made, and exclude any lease incentives received prior to commencement. Our lease assets are tested for impairment in the same manner as long-lived assets used in operations.
The following table presents lease costs, which include leases for arrangements with an initial term of more than 12 months, lease term, and discount rates ($000):

Year Ended June 30,	2025	2024	2023
Finance lease cost
Amortization of right-of-use assets	$1,528	$1,667	$1,667
Interest on lease liabilities	947	1,040	1,124
Total finance lease cost	2,475	2,707	2,791
Operating lease cost	59,213	52,909	53,127
Total lease cost	$61,688	$55,616	$55,918

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$947	$1,040	$1,124
Operating cash flows from operating leases	58,117	50,672	50,503
Financing cash flows from finance leases	1,749	1,584	1,430

Assets obtained in exchange for lease liabilities
Right-of-use assets obtained in acquisitions	$—	$—	$56,315
Right-of-use assets obtained in exchange for new operating lease liabilities	51,357	64,385	27,720
Total assets obtained in exchange for new operating lease liabilities	$51,357	$64,385	$84,035

Weighted-average remaining lease term (in years)
Finance leases	6.5	7.5	8.5
Operating leases	6.2	6.6	6.9

Weighted-average discount rate
Finance leases	5.6%	5.6%	5.6%
Operating leases	6.9%	6.8%	5.5%
The following table presents future minimum lease payments, which includes leases for arrangements with an initial term of more than 12 months ($000):

Future Years	Operating Leases	Finance Leases	Total
Year 1	$57,830	$2,771	$60,601
Year 2	47,261	2,847	50,108
Year 3	34,712	2,925	37,637
Year 4	32,103	3,006	35,109
Year 5	21,712	3,088	24,800
Thereafter	69,092	4,669	73,761
Total minimum lease payments	$262,710	$19,306	$282,016
Less: amounts representing interest	55,973	3,172	59,145
Present value of total lease liabilities	$206,737	$16,134	$222,871